Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 17,866,532	$ 606,002
Accounts receivable, net of allowances of $737,761 and $522,297, respectively	7,821,942	7,660,642
Deferred loan costs	1,528,241	298,517
Loans receivable	285,954
Prepaid registration costs		523,410
Other current assets	804,618	232,067
Current assets of discontinued operations		863,333
Total current assets	28,307,287	10,183,971
Property and equipment, net	362,227	184,866
Goodwill	17,070,329	14,820,852
Intangible assets, net	12,775,917	9,105,843
Deferred loan costs, net of current portion	1,502,152	1,528,262
Other assets	672,144	55,070
Non-current assets of discontinued operations		7,437,400
Total assets	60,690,056	43,316,264
Current Liabilities:
Accounts payable and accrued expenses	8,880,512	3,860,235
Deferred revenue	50,505	72,528
Income taxes payable	430,417	123,605
Bank debt, current portion	318,050	261,742
Notes, acquisitions	508,093
Notes, related parties	4,030,607	378,102
Contingent consideration	4,513,937	4,624,367
Term loans, current portion, net of debt discount	5,380,185	3,618,211
Current liabilities of discontinued operations		1,921,712
Total current liabilities	24,112,306	14,860,502
Long-term Liabilities:
Bank debt, net of current portion	123,744	207,831
Notes, related parties, net of current portion	105,694	96,994
Deferred tax liability	1,522,516	2,374,356
Term loans, net of current portion, net of debt discount	15,009,498	11,841,158
Long term contingent consideration	1,614,882	557,933
Derivative financial instruments at estimated fair value	19,877,723	33,593
Long term liabilities of discontinued operations		47,779
Total long-term liabilities	38,254,057	15,159,644
Total Liabilities	62,366,363	30,020,146
Redeemable common stock, $0.0001 par value, with $12.50 put option, 0 and 10,000 shares issue and outstanding as of December 31, 2013 and 2012, respectively, $500,000 liquidation preference		499,921
Total redeemable common and preferred stock		16,584,704
Commitments and Contingencies
Stockholders' Deficit:
Series A, convertible preferred stock, $0.0001 par value, 20,000,000 authorized; 0 and 2,000,000 shares issued and outstanding as of December 31, 2013 and 2012, respectively		200
Common stock; $0.0001 par value; 500,000,000 shares authorized; 8,558,631 and 489,018 issued and outstanding as of December 31, 2013 and 2012, respectively	856	49
Common stock warrants, no par	2,805
Additional paid-in capital	36,020,424	9,095,517
Accumulated deficit	(37,943,341)	(12,455,783)
Total InterCloud Systems, Inc. stockholders' deficit	(1,919,256)	(3,360,017)
Non-controlling interest	242,949	71,431
Total stockholders' deficit	(1,676,307)	(3,288,586)
Total liabilities, non-controlling interest and stockholders' deficit	60,690,056	43,316,264
Redeemable Series B, Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock		2,216,760
Redeemable Series C Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock		1,500,000
Redeemable Series D, Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock		605,872
Redeemable Series E, Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock		2,575,000
Redeemable Series F Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock		3,575,000
Redeemable Series G, Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock
Redeemable Series H, Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock		1,425,000
Redeemable Series I Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock		$ 4,187,151